Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities:
Profit	$ 86,436	$ 37,763	$ 59,880
Adjustments to reconcile profit to net cash generated from operating activities:
Depreciation and amortization	35,459	37,442	40,633
Impairment of goodwill		21,673
Share-based compensation expense	30,565	23,036	17,919
Amortization of debt issue cost	488	52	13
Allowance for doubtful trade receivables	(499)	(1,040)	(774)
Unrealized exchange loss/(gain), net	2,663	(11,123)	3,997
Current tax expense	24,494	25,785	19,615
Interest expense	3,778	495	265
Interest income	(3,693)	(2,083)	(1,197)
Dividend income	(3,570)	(4,131)	(5,039)
Unrealized gain on investments	(3)	(6)	(41)
Income from funds held in escrow	(239)	(280)
Reversal of contingent consideration in relation to acquisition	(1,324)
Loss/ (gain) on sale of property and equipment	(325)	143	(100)
Deferred income taxes	(9,063)	(8,255)	1,565
Deferred rent	1,289	1,136	631
Excess tax benefit from share-based compensation expense	(685)	(270)	(229)
Unrealized gain on derivative instruments	5,283	(1,930)	(1,219)
Others, net		23	98
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(16,413)	(1,630)	(5,725)
Other assets	(4,196)	(2,137)	(9,162)
Trade payables	2,029	(4,203)	(2,290)
Deferred revenue	(2,560)	2,303	(1,050)
Other liabilities	13,722	6,914	6,532
Cash generated from operating activities before interest and income taxes:	163,636	119,677	124,322
Income taxes paid	(27,265)	(29,462)	(22,472)
Interest paid	(3,390)	(84)	(215)
Interest received	3,327	2,004	1,232
Net cash provided by operating activities	136,308	92,135	102,867
Cash flows from investing activities:
Restricted cash, held in escrow		(5,112)
Payment of contingent considerations in relation to acquisitions	(5,465)
Proceeds from restricted cash, held in escrow	239	280
Government grant received	200
Government grants repaid	(136)
Purchase of property and equipment and intangible assets	(33,684)	(22,867)	(27,455)
Investment in mutual funds	(52)	(462)
Marketable securities (purchased)/sold, net	(12,761)	32,413	(29,616)
Proceeds from sale of property and equipment	367	443	329
Investment in fixed deposits	(26,532)	(24,672)	(14,791)
Proceeds from maturity of fixed deposits	30,698	15,112	8,828
Dividends received	3,570	4,127	5,040
Proceeds from maturity of fixed maturity plans ("FMPs")	100		30,115
Net cash used in investing activities	(43,583)	(131,267)	(30,122)
Cash flows from financing activities:
Buyback of shares	(39,546)	(64,224)	(30,461)
Proceeds from exercise of stock options	1,347	8,941	1,303
Proceeds from long term debt		118,000
Payment of debt issuance cost	(354)	(953)
Repayment of long term debt	(28,100)		(13,163)
Repayments of short term borrowings, net		(475)	(13,058)
Purchase of equity of non-controlling interest	(52)
Excess tax benefit from share-based compensation expense	685	270	229
Net cash (used in)/provided by financing activities	(66,020)	61,559	(55,150)
Exchange difference on cash and cash equivalents	3,321	5,522	(8,189)
Net change in cash and cash equivalents	30,026	27,949	9,406
Cash and cash equivalents at the beginning of the year	69,803	41,854	32,448
Cash and cash equivalents at the end of the year	99,829	69,803	41,854
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	5,440	4,292	4,528
(ii) Contingent consideration payable towards acquisitions		19,678
(iv) Release of restricted cash, held in escrow	(1,535)
MTS HealthHelp Inc. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired		(56,674)
Adjustment towards acquisition	(573)
Repayment of long-term debt of subsidiaries		(29,249)
Denali Sourcing Services Inc. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired		(31,886)
Adjustment towards acquisition	446
Non-cash transactions: Investing activities
(iii) Liability towards deferred consideration		522
Non-cash transactions: Financing activities
(i) Short term line of credit		475
Value Edge Research Services Private Limited [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired		$ (12,720)
Non-cash transactions: Investing activities
(iv) Release of restricted cash, held in escrow	$ (1,535)
Telkom SA SOC Limited [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired			$ (2,572)